Basis of preparation	6 Months Ended
Dec. 31, 2019
Basis of preparation
Basis of preparation

Basis of preparation

The condensed consolidated interim financial statements for the six months ended 31 December 2019 have been prepared in accordance with International Financial Reporting Standard (IFRS), IAS 34 ‘Interim Financial Reporting’, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Pronouncements as issued by the Financial Reporting Standards Council and the requirements of the Companies Act of South Africa, 2008, as amended, and the JSE Limited Listings Requirements.

The condensed consolidated interim financial statements do not include all the disclosures required for complete annual financial statements prepared in accordance with IFRS as issued by the International Accounting Standards Board. The condensed consolidated interim financial statements are prepared on a going concern basis. The Board is satisfied that the liquidity and solvency of the Company is sufficient to support the current operations for the next 12 months.

These condensed consolidated interim financial statements have been prepared in accordance with the historic cost convention except that certain items, including derivative financial instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value.

The condensed consolidated interim financial statements are presented in South African rand, which is Sasol Limited’s functional and presentation currency. The accounting policies applied in the preparation of these condensed consolidated interim financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2019, except for the adoption of IFRS 16 ‘Leases’, and the Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosure’, and IFRIC 23 ‘Uncertainty Over Income Tax Treatments’ with effect from 1 July 2019.

The condensed consolidated interim financial statements appearing in this announcement are the responsibility of the directors. The directors take full responsibility for the preparation of the condensed consolidated interim financial statements. Paul Victor CA(SA), Chief Financial Officer, is responsible for this set of condensed consolidated interim financial statements and has supervised the preparation thereof in conjunction with the Senior Vice President: Financial Control Services, Moveshen Moodley CA(SA).

The condensed consolidated interim financial statements were approved by the Sasol Limited Board of directors on 21 February 2020.

New International Financial Reporting Standards adopted

IFRS 16 ‘Leases’

IFRS 16 replaces IAS 17 ‘Leases’ as well as three Interpretations (IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC-15 ‘Operating Leases - Incentives’ and SIC-27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’).

IFRS 16 introduces a single lease accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognise a right of use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

Sasol adopted IFRS 16 with effect from 1 July 2019 using the modified retrospective approach, which allows the cumulative effect of initially applying the standard to be recognised in equity as an adjustment to the opening retained earnings at adoption date, with no restatement of comparative financial information required. The adoption of the standard has a material effect on the group’s financial statements, significantly increasing the group’s recognised assets and liabilities.

IFRS 16 provides a revised definition for leases whereby contracts that convey the right to control the use of an identified asset for a period of time in exchange for consideration are accounted for as leases.

Sasol reviewed contracts previously classified as leases under IAS 17 to determine whether the contract contains a lease on adoption date, and evaluated whether any significant contracts not previously accounted for as leases contained a lease under IFRS 16.

At 1 July 2019, additional lease liabilities were recognised for leases previously classified as operating leases under IAS 17. These lease liabilities were measured at the present value of lease payments over the remaining reasonably certain lease period, discounted using entity-specific incremental borrowing rates as of 1 July 2019. The discount rates incorporate factors such as the lessee’s country of operation, the lease term, the nature of the asset and the commencement date of the lease. On transition, the incremental borrowing rates applied in deriving the total lease liability range from 8,2% to 11,5% (South African rand denominated leases), 0,9% to 8,1% (Eurasia) and 3,7% to 5,6% (United States).

On 1 July 2019, a corresponding right of use asset was recognised for an amount equal to the aforementioned lease liability, adjusted for any prepaid or accrued lease payment on the contract as at 30 June 2019, as well as for any restoration obligation. In terms of the transition options allowed by IFRS 16, leases with a remaining contract period of less than 12 months from adoption date were not recognised on the statement of financial position but continue to be expensed through the income statement on a straight-line basis. As allowed practical expedients in IFRS 16, initial direct costs were excluded from the measurement of the right of use asset at adoption date, a single discount rate was used in certain instances for a portfolio of leases with reasonably similar characteristics, hindsight was used in the determination of the lease term in the case of renewal or termination options and relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review to determine that no onerous contracts existed at 1 July 2019.

With the application of the definition of leases contained in IFRS 16, certain contracts previously accounted for as operating or finance leases under IAS 17 are no longer accounted for as leases, but rather as service agreements. This was mainly where it was determined that Sasol do not control how and for what purpose the asset is used. For leases previously classified as finance leases, the respective right of use assets and lease liabilities were measured at adoption date at the same amounts as under IAS 17 immediately preceding the adoption of IFRS 16.

The impact of the adoption of IFRS 16 on the group’s statement of financial position at 1 July 2019 is as follows:

	30 June	IFRS 16	1 July
	2019	Impact	2019
	Rm	Rm	Rm
Statement of financial position
Assets
Property, plant and equipment	233 549	(7 417)	226 132
Assets under construction	127 764	(71)	127 693
Right of use assets	–	16 045	16 045
Goodwill and other intangible assets	3 357	–	3 357
Equity accounted investments	9 866	–	9 866
Post-retirement benefit assets	1 274	–	1 274
Deferred tax assets	8 563	–	8 563
Other long-term assets	7 580	(191)	7 389
Non-current assets	391 953	8 366	400 319
Assets in disposal groups held for sale	2 554	–	2 554
Inventories	29 646	–	29 646
Trade and other receivables	29 308	(13)	29 295
Short-term financial assets	630	–	630
Cash and cash equivalents	15 877	–	15 877
Current assets	78 015	(13)	78 002
Total assets	469 968	8 353	478 321
Equity and liabilities
Shareholders’ equity	219 910	(290)	219 620
Non-controlling interests	5 885	–	5 885
Total equity	225 795	(290)	225 505
Long-term debt	127 350	(1 005)	126 345
Lease liabilities	7 445	7 933	15 378
Long-term provisions	17 622	–	17 622
Post-retirement benefit obligations	12 708	–	12 708
Long-term deferred income	924	(152)	772
Long-term financial liabilities	1 440	624	2 064
Deferred tax liabilities	27 586	(111)	27 475
Non-current liabilities	195 075	7 289	202 364
Liabilities in disposal groups held for sale	488	–	488
Short-term debt	3 783	1 383	5 166
Short-term financial liabilities	765	–	765
Other current liabilities	44 004	(29)	43 975
Bank overdraft	58	–	58
Current liabilities	49 098	1 354	50 452
Total equity and liabilities	469 968	8 353	478 321

The application of the new standard has a significant impact on the presentation and timing of expenditure.

Under IFRS 16, expenses related to leases previously classified as operating leases are now recognised in the income statement over the lease term as amortisation of the right of use asset and interest expense relating to the lease liability, whereas these expenditures were previously predominantly disclosed as expenditure on ‘Selling and distribution costs’, ‘Maintenance expenditure’ and ‘Other operating expenses’ on a straight-line basis.

Following the adoption of IFRS 16, payments relating to leases previously classified as operating leases are presented under cash flow from financing activities, representing the payment of principal, and as operating cash flows, representing the payment of interest. Under IAS 17, these payments were primarily reflected as cash flows from operating activities.

Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosure’

These amendments provide certain reliefs in connection with interest rate benchmark (IBOR) reform. The reliefs relate to hedge accounting and have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. The IBOR reform amendment was early adopted. The adoption of these amendments had no impact on the group’s financial statements.

IFRIC 23 ‘Uncertainty Over Income Tax Treatments’

IFRIC 23 clarifies how the recognition and measurement requirements of IAS 12 ‘Income taxes’ are applied where there is uncertainty over income tax treatments. The adoption of IFRIC 23 had no impact on the group at 31 December 2019.